ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL (Details Narrative)	Dec. 18, 2026 shares	Dec. 18, 2025 USD ($) shares	Dec. 18, 2025 PLN (zł) shares	Jun. 30, 2026 $ / shares shares	Jan. 05, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 zł / shares shares	Oct. 29, 2025 $ / shares shares	Sep. 03, 2025 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 $ / shares shares
Common stock, shares authorized				550,000,000		550,000,000	550,000,000
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001
Common stock, shares issued				1,928,100		1,928,100	1,928,100
Common stock, shares outstanding				1,928,100		1,928,100	1,928,100
CADV Ventures S.A [Member]
Common stock, shares authorized						22,640,989	22,640,989				3,200,050
Common stock, par value | (per share)						$ 0.1	zł 0.1				$ 0.1
Common stock, shares issued						22,640,989	22,640,989				3,200,050
Common stock, shares outstanding						22,640,989	22,640,989				3,200,050
CADV Ventures S.A [Member] | Debt Transfer Agreement [Member] | Kogom [Member]
Number of value issued		$ 307,781	zł 1,104,718
Number of shares issued		19,440,939	19,440,939
CADV Ventures S.A [Member] | Debt Transfer Agreement [Member] | Wojciech Andrzej Kaszycki [Member]
Number of value issued		$ 542,316	zł 1,944,094
Kukugan Invest [Member]
Common stock, shares authorized						1,000,000	1,000,000	1,000,000	2,000	3,200,050
Common stock, par value | $ / shares						$ 0.01		$ 0.1
Common stock, shares issued						100	100			3,200,050
Common stock, shares outstanding						100	100			3,200,050
Kukugan Invest [Member] | Predecessor [Member]
Common stock, shares authorized						22,640,989	22,640,989
Common stock, par value | zł / shares							zł 0.1
Common stock, shares issued						22,640,989	22,640,989
Common stock, shares outstanding						22,640,989	22,640,989
Kukugan Invest [Member] | Successor [Member]
Common stock, shares authorized				1,000,000
Common stock, par value | $ / shares				$ 0.01	$ 0.01
Common stock, shares issued				100,000	100
Common stock, shares outstanding				100,000	100
Kukugan Invest [Member] | Debt Transfer Agreement [Member] | Wojciech Andrzej Kaszycki [Member] | Predecessor [Member]
Number of value issued		542,316	1,944,094
Kukugan Invest [Member] | Debt Transfer Agreement [Member] | Kogom [Member] | Predecessor [Member]
Number of value issued		$ 307,781	zł 1,104,718
Number of shares issued	19,440,939